As filed with the Securities and Exchange Commission on September 17, 2024
1933 Act Registration File No. 333-56018
1940 Act File No. 811-10303

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933		[X]
Pre-Effective Amendment No.		[ ]
Post-Effective Amendment No.	70	[X]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940		[X]
Amendment No.	71	[X]

BUFFALO FUNDS
(Exact Name of Registrant as Specified in Charter)

5420 West 61st Place
Mission, KS 66205
(Address of Principal Executive Offices) (Zip Code)
(913) 677-7778
(Registrant’s Telephone Number, Including Area Code)
Laura Symon Browne
5420 West 61st Place
Mission, KS 66205
(Name and Address of Agent for Service)

It is proposed that this filing will become effective immediately upon filing pursuant to Rule 462(d).

This Post-Effective Amendment No. 70 (the “Amendment”) to the Registration Statement on Form N-1A of Buffalo Funds (the “Registration Statement”) is being filed pursuant to Rule 462(d) under the Securities Act of 1933, as amended (the “Securities Act”), solely for the purpose of filing the consent of Ernst & Young LLP, the prior independent registered public accounting firm for the Buffalo Funds, and an amendment to the Buffalo Funds' Custody Agreement with U.S. Bank National Association, as exhibits to the Registration Statement. Accordingly, this Amendment consists only of a facing page, this explanatory note, and Part C of the Registration Statement on Form N-1A setting forth the exhibits to the Registration Statement. This Amendment does not modify any other part of the Registration Statement. Pursuant to Rule 462(d) under the Securities Act, this Amendment shall become effective immediately upon filing with the Securities and Exchange Commission.

This Amendment incorporates by reference Parts A and B of the Trust’s Post-Effective Amendment No. 69 filed on July 26, 2024.

BUFFALO FUNDS
PART C

OTHER INFORMATION

Item 28.    Exhibits.

(a)			Declaration of Trust.
	(i)	(A)	Agreement and Declaration of Trust dated February 14, 2001, was previously filed with the Registration Statement on Form N-1A on February 21, 2001, and is incorporated herein by reference.
(B)
Certificate of Trust of Registrant as filed with the State of Delaware on February 14, 2001, was previously filed with the Registration Statement on Form N-1A on February 21, 2001, and is incorporated herein by reference.

		(C)	Certificate of Amendment to Certificate of Trust was previously filed with Post-Effective Amendment No. 50 on Form N-1A on August 3, 2016, and is incorporated herein by reference.
(b)			By-Laws of Registrant dated February 14, 2001, were previously filed with Registration Statement on Form N-1A on February 21, 2001, and are incorporated herein by reference.
(c)			Instruments Defining Rights of Security Holders are incorporated by reference into the Registrant’s Agreement and Declaration of Trust and By-Laws.
(d)	(i)	(A)
Amended and Restated Management Agreement between Kornitzer Capital Management, Inc. and Registrant on behalf of the Buffalo Early Stage Growth Fund (formerly Buffalo Emerging Opportunities Fund) was previously filed with Post-Effective Amendment No. 58 on Form N-1A on June 28, 2019, and is incorporated herein by reference.

(B)
Amended and Restated Management Agreement between Kornitzer Capital Management, Inc. and Registrant on behalf of the Buffalo Mid Cap Discovery Fund (formerly Buffalo Discovery Fund) and the Buffalo Mid Cap Growth Fund (formerly Buffalo Mid Cap Fund) was previously filed with Post-Effective Amendment No. 58 on Form N-1A on June 28, 2019, and is incorporated herein by reference.

(C)
Amended and Restated Management Agreement between Kornitzer Capital Management, Inc. and Registrant on behalf of the Buffalo Flexible Allocation Fund (formerly Buffalo Flexible Income Fund), Buffalo High Yield Fund, Buffalo Growth Fund, Buffalo Blue Chip Growth Fund (formerly Buffalo Large Cap Fund), Buffalo Small Cap Growth Fund (formerly Buffalo Small Cap Fund) and Buffalo Growth & Income Fund (formerly Buffalo Dividend Focus Fund) was previously filed with Post-Effective Amendment No. 58 on Form N-1A on June 28, 2019, and is incorporated herein by reference.

(D)
Amended and Restated Management Agreement between Kornitzer Capital Management, Inc. and Registrant on behalf of the Buffalo International Fund was previously filed with Post-Effective Amendment No. 58 on Form N-1A on June 28, 2019, and is incorporated herein by reference.

(e)	(i)	(A)	Distribution Agreement was previously filed with Post-Effective Amendment No. 60 on Form N-1A on July 29, 2020, and is incorporated herein by reference.
		(B)	Novation Agreement was previously filed with Post-Effective Amendment No. 66 on Form N-1A on July 27, 2022, and is incorporated herein by reference.
(f)			Bonus or Profit Sharing Contracts – Not Applicable.
(g)			Custodian Agreements.
		(A)	Amended and Restated Custody Agreement was previously filed with Post-Effective Amendment No. 47 on Form N-1A on July 24, 2015, and is incorporated herein by reference.
		(B)	Amendment to the Amended and Restated Custody Agreement was previously filed with Post-Effective Amendment No. 47 on Form N-1A on July 24, 2015, and is incorporated herein by reference.
		(C)	Amendment to the Amended and Restated Custody Agreement — Filed Herewith.
(h)			Other Material Contracts.

	(i)	(A)	Amended and Restated Master Services Agreement dated November 21, 2019 was previously filed with Post-Effective Amendment No. 66 on Form N-1A on July 27, 2022, and is incorporated herein by reference.
		(B)	Addendum to the Amended and Restated Master Services Agreement was previously filed with Post-Effective Amendment No. 66 on Form N-1A on July 27, 2022, and is incorporated herein by reference.
(C)
Amended Appendix I to the Amended and Restated Master Services Agreement was previously filed with Post-Effective Amendment No. 69 on Form N-1A on July 26, 2024, and is incorporated herein by reference.

	(ii)		Power of Attorney was previously filed with Post-Effective Amendment No. 69 on Form N-1A on July 26, 2024, and is incorporated herein by reference.
(i)			Legal Opinions.
	(i)		Institutional Class Share Issuance Opinion was previously filed with Post-Effective Amendment No. 58 on Form N-1A on June 28, 2019, and is incorporated herein by reference.
	(ii)		Consent of Counsel — Not Applicable.
(j)			Other Opinions.
	(i)		Consent of Independent Registered Public Accounting Firm was previously filed with Post-Effective Amendment No. 69 on Form N-1A on July 26, 2024, and is incorporated herein by reference.
	(ii)		Consent of Predecessor Independent Registered Public Accounting Firm — Filed Herewith.
(k)			Omitted Financial Statements — Not Applicable.
(l)			Initial Capital Agreements — Not Applicable.
(m)	(i)	(A)	Amended and Restated Shareholder Servicing Plan was previously filed with Post-Effective Amendment No. 65 on Form N-1A on July 27, 2021, and is incorporated herein by reference.
(B)
Amended Appendix A to the Amended and Restated Shareholder Servicing Plan was previously filed with Post-Effective Amendment No. 69 on Form N-1A on July 26, 2024, and is incorporated herein by reference.

(n)	(i)	(A)	Amended and Restated Rule 18f-3 Plan was previously filed with Post-Effective Amendment No. 65 on Form N-1A on July 27, 2021, and is incorporated herein by reference.
		(B)	Amended Appendix A to the Amended and Restated Rule 18f-3 Plan was previously filed with Post-Effective Amendment No. 69 on Form N-1A on July 26, 2024, and is incorporated herein by reference.
(o)			Reserved.
(p)			Code of Ethics.
(i)
Amended and Restated Joint Code of Ethics for Registrant and Kornitzer Capital Management, Inc. was previously filed with Post-Effective Amendment No. 60 on Form N-1A on July 29, 2020, and is incorporated herein by reference.

	(ii)		Code of Ethics for Principal Underwriter — not applicable per Rule 17j-1(c)(3).

Item 29.    Persons Controlled by or Under Common Control with Registrant

None.

Item 30.    Indemnification

Article VII, Section 2(a) of the Agreement and Declaration of Trust provides that to the fullest extent that limitations on the liability of Trustees and officers are permitted by the Delaware Business Trust Act, the officers and Trustees shall not be responsible or liable in any event for any act or omission of: any agent or employee of the Trust; any Investment Adviser or Principal Underwriter of the Trust; or with respect to each Trustee and officer, the act or omission of any other Trustee or officer, respectively. The Trust, out of the Trust Property, shall indemnify and hold harmless each and every officer and Trustee from and against any and all claims and demands whatsoever arising out of or related to such officer’s or Trustee’s performance of his or her duties as an officer or Trustee of the Trust. This limitation on liability applies to events occurring at the time a Person serves as a Trustee or officer of the Trust whether or not such Person is a Trustee or officer at the time of any proceeding in which liability is asserted. Nothing herein contained shall indemnify, hold harmless or protect any officer or Trustee from or against any liability to the Trust or any Shareholder to which such Person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Person’s office.

Article VII, Section 2(b) of the Agreement and Declaration of Trust provides that every note, bond, contract, instrument, certificate or undertaking and every other act or document whatsoever issued, executed or done by or on behalf of the Trust, the officers or the Trustees or any of them in connection with the Trust shall be conclusively deemed to have been issued, executed or done only in such Person’s capacity as Trustee and/or as officer, and such Trustee or officer, as applicable, shall not be personally liable therefore, except as described in the last sentence of the first paragraph of Section 2 of Article VII.

Item 31.    Business and Other Connections of Investment Adviser

Kornitzer Capital Management, Inc. (“Kornitzer”) is a federally registered investment adviser that provides investment management services to the Buffalo Funds family of mutual funds. Kornitzer also manages the assets of non-fund advisory clients.

For information as to any other business, vocation or employment of a substantial nature in which Kornitzer and each officer of Kornitzer has been engaged for its or his or her own account or in the capacity of director, officer, employee, partner or trustee, within the last two fiscal years, see Kornitzer’s Form ADV (File No. 801-34933) filed under the Investment Advisers Act of 1940, as amended, which is incorporated herein by reference.

Item 32.    Principal Underwriter.

(a)    Quasar Distributors, LLC (the “Distributor”) serves as principal underwriter for the following investment companies registered under the Investment Company Act of 1940, as amended:

1.Advisor Managed Portfolios
2.Capital Advisors Growth Fund, Series of Advisors Series Trust
3.Chase Growth Fund, Series of Advisors Series Trust
4.Davidson Multi Cap Equity Fund, Series of Advisors Series Trust
5.Edgar Lomax Value Fund, Series of Advisors Series Trust
6.First Sentier American Listed Infrastructure Fund, Series of Advisors Series Trust
7.First Sentier Global Listed Infrastructure Fund, Series of Advisors Series Trust
8.Fort Pitt Capital Total Return Fund, Series of Advisors Series Trust
9.Huber Large Cap Value Fund, Series of Advisors Series Trust
10.Huber Mid Cap Value Fund, Series of Advisors Series Trust
11.Huber Select Large Cap Value Fund, Series of Advisors Series Trust
12.Huber Small Cap Value Fund, Series of Advisors Series Trust
13.Logan Capital Broad Innovative Growth ETF, Series of Advisors Series Trust
14.Medalist Partners MBS Total Return Fund, Series of Advisors Series Trust
15.Medalist Partners Short Duration Fund, Series of Advisors Series Trust
16.O'Shaughnessy Market Leaders Value Fund, Series of Advisors Series Trust
17.PIA BBB Bond Fund, Series of Advisors Series Trust
18.PIA High Yield (MACS) Fund, Series of Advisors Series Trust
19.PIA High Yield Fund, Series of Advisors Series Trust
20.PIA MBS Bond Fund, Series of Advisors Series Trust
21.PIA Short-Term Securities Fund, Series of Advisors Series Trust
22.Poplar Forest Cornerstone Fund, Series of Advisors Series Trust
23.Poplar Forest Partners Fund, Series of Advisors Series Trust
24.Pzena Emerging Markets Value Fund, Series of Advisors Series Trust
25.Pzena International Small Cap Value Fund, Series of Advisors Series Trust
26.Pzena International Value Fund, Series of Advisors Series Trust
27.Pzena Mid Cap Value Fund, Series of Advisors Series Trust

28.Pzena Small Cap Value Fund, Series of Advisors Series Trust
29.Reverb ETF, Series of Advisors Series Trust
30.Scharf Fund, Series of Advisors Series Trust
31.Scharf Global Opportunity Fund, Series of Advisors Series Trust
32.Scharf Multi-Asset Opportunity Fund, Series of Advisors Series Trust
33.Shenkman Capital Floating Rate High Income Fund, Series of Advisors Series Trust
34.Shenkman Capital Short Duration High Income Fund, Series of Advisors Series Trust
35.VegTech Plant-based Innovation & Climate ETF, Series of Advisors Series Trust
36.The Aegis Funds
37.Allied Asset Advisors Funds
38.Angel Oak Funds Trust
39.Angel Oak Strategic Credit Fund
40.Brookfield Infrastructure Income Fund Inc.
41.Brookfield Investment Funds
42.Buffalo Funds
43.DoubleLine Funds Trust
44.EA Series Trust (f/k/a Alpha Architect ETF Trust)
45.Ecofin Tax-Advantaged Social Impact Fund, Inc.
46.AAM Bahl & Gaynor Small/Mid Cap Income Growth ETF, Series of ETF Series Solutions
47.AAM Low Duration Preferred and Income Securities ETF, Series of ETF Series Solutions
48.AAM S&P 500 Emerging Markets High Dividend Value ETF, Series of ETF Series Solutions
49.AAM S&P 500 High Dividend Value ETF, Series of ETF Series Solutions
50.AAM S&P Developed Markets High Dividend Value ETF, Series of ETF Series Solutions
51.AAM Transformers ETF, Series of ETF Series Solutions
52.AlphaMark Actively Managed Small Cap ETF, Series of ETF Series Solutions
53.Aptus Collared Income Opportunity ETF, Series of ETF Series Solutions
54.Aptus Defined Risk ETF, Series of ETF Series Solutions
55.Aptus Drawdown Managed Equity ETF, Series of ETF Series Solutions
56.Aptus Enhanced Yield ETF, Series of ETF Series Solutions
57.Aptus Large Cap Enhanced Yield ETF, Series of ETF Series Solutions
58.Bahl & Gaynor Income Growth ETF, Series of ETF Series Solutions
59.Blue Horizon BNE ETF, Series of ETF Series Solutions
60.BTD Capital Fund, Series of ETF Series Solutions
61.Carbon Strategy ETF, Series of ETF Series Solutions
62.ClearShares OCIO ETF, Series of ETF Series Solutions
63.ClearShares Piton Intermediate Fixed Income Fund, Series of ETF Series Solutions
64.ClearShares Ultra-Short Maturity ETF, Series of ETF Series Solutions
65.Distillate International Fundamental Stability & Value ETF, Series of ETF Series Solutions
66.Distillate Small/Mid Cash Flow ETF, Series of ETF Series Solutions
67.Distillate U.S. Fundamental Stability & Value ETF, Series of ETF Series Solutions
68.ETFB Green SRI REITs ETF, Series of ETF Series Solutions
69.Hoya Capital High Dividend Yield ETF, Series of ETF Series Solutions
70.Hoya Capital Housing ETF, Series of ETF Series Solutions
71.International Drawdown Managed Equity ETF, Series of ETF Series Solutions
72.LHA Market State Alpha Seeker ETF, Series of ETF Series Solutions
73.LHA Market State Tactical Beta ETF, Series of ETF Series Solutions
74.LHA Market State Tactical Q ETF, Series of ETF Series Solutions
75.LHA Risk-Managed Income ETF, Series of ETF Series Solutions
76.McElhenny Sheffield Managed Risk ETF, Series of ETF Series Solutions
77.Nationwide Nasdaq-100 Risk-Managed Income ETF, Series of ETF Series Solutions
78.NETLease Corporate Real Estate ETF, Series of ETF Series Solutions
79.Opus Small Cap Value ETF, Series of ETF Series Solutions
80.Range Cancer Therapeutics ETF, Series of ETF Series Solutions
81.Roundhill Acquirers Deep Value ETF, Series of ETF Series Solutions

82.The Acquirers Fund, Series of ETF Series Solutions
83.The Brinsmere Fund - Conservative ETF, Series of ETF Series Solutions
84.The Brinsmere Fund - Growth ETF, Series of ETF Series Solutions
85.U.S. Global GO GOLD and Precious Metal Miners ETF, Series of ETF Series Solutions
86.U.S. Global JETS ETF, Series of ETF Series Solutions
87.U.S. Global Sea to Sky Cargo ETF, Series of ETF Series Solutions
88.US Vegan Climate ETF, Series of ETF Series Solutions
89.Vest 10 Year Interest Rate Hedge ETF, Series of ETF Series Solutions
90.Vest 2 Year Interest Rate Hedge ETF, Series of ETF Series Solutions
91.First American Funds Trust
92.FundX Investment Trust
93.The Glenmede Fund, Inc.
94.The GoodHaven Funds Trust
95.Harding, Loevner Funds, Inc.
96.Hennessy Funds Trust
97.Horizon Funds
98.Hotchkis & Wiley Funds
99.Intrepid Capital Management Funds Trust
100.Jacob Funds Inc.
101.The Jensen Quality Growth Fund Inc.
102.Kirr, Marbach Partners Funds, Inc.
103.Leuthold Funds, Inc.
104.Core Alternative ETF, Series of Listed Funds Trust
105.Wahed Dow Jones Islamic World ETF, Series of Listed Funds Trust
106.Wahed FTSE USA Shariah ETF, Series of Listed Funds Trust
107.LKCM Funds
108.LoCorr Investment Trust
109.MainGate Trust
110.ATAC Rotation Fund, Series of Managed Portfolio Series
111.Coho Relative Value Equity Fund, Series of Managed Portfolio Series
112.Coho Relative Value ESG Fund, Series of Managed Portfolio Series
113.Cove Street Capital Small Cap Value Fund, Series of Managed Portfolio Series
114.Ecofin Global Renewables Infrastructure Fund, Series of Managed Portfolio Series
115.Ecofin Global Water ESG Fund, Series of Managed Portfolio Series
116.Jackson Square Large-Cap Growth Fund, Series of Managed Portfolio Series
117.Jackson Square SMID-Cap Growth Fund, Series of Managed Portfolio Series
118.Kensington Active Advantage Fund, Series of Managed Portfolio Series
119.Kensington Defender Fund, Series of Managed Portfolio Series
120.Kensington Dynamic Growth Fund, Series of Managed Portfolio Series
121.Kensington Managed Income Fund, Series of Managed Portfolio Series
122.LK Balanced Fund, Series of Managed Portfolio Series
123.Muhlenkamp Fund, Series of Managed Portfolio Series
124.Nuance Concentrated Value Fund, Series of Managed Portfolio Series
125.Nuance Mid Cap Value Fund, Series of Managed Portfolio Series
126.Olstein All Cap Value Fund, Series of Managed Portfolio Series
127.Olstein Strategic Opportunities Fund, Series of Managed Portfolio Series
128.Port Street Quality Growth Fund, Series of Managed Portfolio Series
129.Principal Street High Income Municipal Fund, Series of Managed Portfolio Series
130.Principal Street Short Term Municipal Fund, Series of Managed Portfolio Series
131.Reinhart Genesis PMV Fund, Series of Managed Portfolio Series
132.Reinhart International PMV Fund, Series of Managed Portfolio Series
133.Reinhart Mid Cap PMV Fund, Series of Managed Portfolio Series
134.Tortoise Energy Infrastructure and Income Fund, Series of Managed Portfolio Series
135.Tortoise Energy Infrastructure Total Return Fund, Series of Managed Portfolio Series

136.Tortoise North American Pipeline Fund, Series of Managed Portfolio Series
137.Tremblant Global ETF, Series of Managed Portfolio Series
138.Greenspring Income Opportunities Fund, Series of Manager Directed Portfolios
139.Hood River International Opportunity Fund, Series of Manager Directed Portfolios
140.Hood River Small-Cap Growth Fund, Series of Manager Directed Portfolios
141.Mar Vista Strategic Growth Fund, Series of Manager Directed Portfolios
142.Vert Global Sustainable Real Estate ETF, Series of Manager Directed Portfolios
143.Mason Capital Fund Trust
144.Matrix Advisors Funds Trust
145.Matrix Advisors Value Fund, Inc.
146.Monetta Trust
147.Nicholas Equity Income Fund, Inc.
148.Nicholas Fund, Inc.
149.Nicholas II, Inc.
150.Nicholas Limited Edition, Inc.
151.Oaktree Diversified Income Fund Inc.
152.Permanent Portfolio Family of Funds
153.Perritt Funds, Inc.
154.Procure ETF Trust II
155.Professionally Managed Portfolios
156.Prospector Funds, Inc.
157.Provident Mutual Funds, Inc.
158.Abbey Capital Futures Strategy Fund, Series of The RBB Fund, Inc.
159.Abbey Capital Multi-Asset Fund, Series of The RBB Fund, Inc.
160.Adara Smaller Companies Fund, Series of The RBB Fund, Inc.
161.Aquarius International Fund, Series of The RBB Fund, Inc.
162.Boston Partners All Cap Value Fund, Series of The RBB Fund, Inc.
163.Boston Partners Emerging Markets Dynamic Equity Fund, Series of The RBB Fund, Inc.
164.Boston Partners Emerging Markets Fund, Series of The RBB Fund, Inc.
165.Boston Partners Global Equity Fund, Series of The RBB Fund, Inc.
166.Boston Partners Global Long/Short Fund, Series of The RBB Fund, Inc.
167.Boston Partners Global Sustainability Fund, Series of The RBB Fund, Inc.
168.Boston Partners Long/Short Equity Fund, Series of The RBB Fund, Inc.
169.Boston Partners Long/Short Research Fund, Series of The RBB Fund, Inc.
170.Boston Partners Small Cap Value Fund II, Series of The RBB Fund, Inc.
171.Campbell Systematic Macro Fund, Series of The RBB Fund, Inc.
172.F/m 10-Year Investment Grade Corporate Bond ETF, Series of The RBB Fund, Inc.
173.F/m 2-Year Investment Grade Corporate Bond ETF, Series of The RBB Fund, Inc.
174.F/m 3-Year Investment Grade Corporate Bond ETF, Series of The RBB Fund, Inc.
175.F/m Opportunistic Income ETF, Series of The RBB Fund, Inc.
176.Motley Fool 100 Index ETF, Series of The RBB Fund, Inc.
177.Motley Fool Capital Efficiency 100 Index ETF, Series of The RBB Fund, Inc.
178.Motley Fool Global Opportunities ETF, Series of The RBB Fund, Inc.
179.Motley Fool Mid-Cap Growth ETF, Series of The RBB Fund, Inc.
180.Motley Fool Next Index ETF, Series of The RBB Fund, Inc.
181.Motley Fool Small-Cap Growth ETF, Series of The RBB Fund, Inc.
182.Optima Strategic Credit Fund, Series of The RBB Fund, Inc.
183.SGI Dynamic Tactical ETF, Series of The RBB Fund, Inc.
184.SGI Enhanced Core ETF, Series of The RBB Fund, Inc.
185.SGI Enhanced Global Income ETF, Series of The RBB Fund, Inc.
186.SGI Global Equity Fund, Series of The RBB Fund, Inc.
187.SGI Peak Growth Fund, Series of The RBB Fund, Inc.
188.SGI Prudent Growth Fund, Series of The RBB Fund, Inc.
189.SGI Small Cap Core Fund, Series of The RBB Fund, Inc.

190.SGI U.S. Large Cap Core ETF, Series of The RBB Fund, Inc.
191.SGI U.S. Large Cap Equity Fund, Series of The RBB Fund, Inc.
192.SGI U.S. Small Cap Equity Fund, Series of The RBB Fund, Inc.
193.US Treasury 10 Year Note ETF, Series of The RBB Fund, Inc.
194.US Treasury 12 Month Bill ETF, Series of The RBB Fund, Inc.
195.US Treasury 2 Year Note ETF, Series of The RBB Fund, Inc.
196.US Treasury 20 Year Bond ETF, Series of The RBB Fund, Inc.
197.US Treasury 3 Month Bill ETF, Series of The RBB Fund, Inc.
198.US Treasury 3 Year Note ETF, Series of The RBB Fund, Inc.
199.US Treasury 30 Year Bond ETF, Series of The RBB Fund, Inc.
200.US Treasury 5 Year Note ETF, Series of The RBB Fund, Inc.
201.US Treasury 6 Month Bill ETF, Series of The RBB Fund, Inc.
202.US Treasury 7 Year Note ETF, Series of The RBB Fund, Inc.
203.WPG Partners Select Hedged Fund, Series of The RBB Fund, Inc.
204.WPG Partners Select Small Cap Value Fund, Series of The RBB Fund, Inc.
205.WPG Partners Small Cap Value Diversified Fund, Series of The RBB Fund, Inc.
206.The RBB Fund Trust
207.RBC Funds Trust
208.Series Portfolios Trust
209.Thompson IM Funds, Inc.
210.TrimTabs ETF Trust
211.Bright Rock Mid Cap Growth Fund, Series of Trust for Professional Managers
212.Bright Rock Quality Large Cap Fund, Series of Trust for Professional Managers
213.CrossingBridge Low Duration High Yield Fund, Series of Trust for Professional Managers
214.CrossingBridge Responsible Credit Fund, Series of Trust for Professional Managers
215.CrossingBridge Ultra-Short Duration Fund, Series of Trust for Professional Managers
216.RiverPark Strategic Income Fund, Series of Trust for Professional Managers
217.Dearborn Partners Rising Dividend Fund, Series of Trust for Professional Managers
218.Jensen Global Quality Growth Fund, Series of Trust for Professional Managers
219.Jensen Quality Value Fund, Series of Trust for Professional Managers
220.Rockefeller Climate Solutions Fund, Series of Trust for Professional Managers
221.Rockefeller US Small Cap Core Fund, Series of Trust for Professional Managers
222.Terra Firma US Concentrated Realty Fund, Series of Trust for Professional Managers
223.USQ Core Real Estate Fund
224.Wall Street EWM Funds Trust
225.Wisconsin Capital Funds, Inc.

(b)    The following are the Officers and Manager of the Distributor, the Registrant’s underwriter. The Distributor’s main business address is Three Canal Plaza, Suite 100, Portland, ME 04101.

Name	Address	Position with Underwriter	Position with Registrant
Teresa Cowan	Three Canal Plaza, Suite 100, Portland, ME 04101	President/Manager	None
Chris Lanza	Three Canal Plaza, Suite 100, Portland, ME 04101	Vice President	None
Kate Macchia	Three Canal Plaza, Suite 100, Portland, ME 04101	Vice President	None
Susan L. LaFond	Three Canal Plaza, Suite 100, Portland ME 04101	Vice President and Chief Compliance Officer and Treasurer	None
Kelly B. Whetstone	Three Canal Plaza, Suite 100, Portland, ME 04101	Secretary	None
Weston Sommers	Three Canal Plaza, Suite 100, Portland, ME 04101	Financial and Operations Principal and Chief Financial Officer	None

(c)    Not applicable.

Item 33.    Location of Accounts and Records.

The books and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 are maintained at the following locations:

Records Relating to:	Are located at:
Registrant’s Investment Adviser	Kornitzer Capital Management, Inc. 5420 West 61st Place Mission, Kansas 66205
Registrant’s Fund Administrator, Fund Accountant and Transfer Agent	U.S. Bancorp Fund Services, LLC 615 East Michigan Street, 3rd Floor Milwaukee, Wisconsin 53202
Registrant’s Custodian	U.S. Bank National Association 1555 North River Center Drive, Suite 302 Milwaukee, Wisconsin 53212
Registrant’s Distributor	Quasar Distributors, LLC Three Canal Plaza, Suite 100 Portland, Maine 04101

Item 34.    Management Services

There are no management-related service contracts not discussed in Part A or Part B.

Item 35.    Undertakings

Not Applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that this Post-Effective Amendment No. 70 to its Registration Statement meets all of the requirements for effectiveness pursuant to Rule 485(b) of the Securities Act of 1933, as amended, and the Registrant has duly caused this Post-Effective Amendment No. 70 to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Mission and State of Kansas, on September 17, 2024.

BUFFALO FUNDS
Registrant

By: /s/ Laura Symon Browne
Laura Symon Browne
President

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 70 to its Registration Statement has been signed below on September 17, 2024, by the following persons in the capacities indicated.

/s/ Laura Symon Browne Laura Symon Browne	President, Treasurer and Trustee
Philip J. Kennedy* Philip J. Kennedy	Trustee
Rachel F. Lupardus* Rachel F. Lupardus	Trustee
Jeffrey D. Yowell* Jeffrey D. Yowell	Chairman and Trustee
*By: /s/ Fred Coats Fred Coats * (Pursuant to Power of Attorney filed and incorporated herein by reference)